Deposits (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Deposits
of which due to banks	SFr 18,018	SFr 25,394	SFr 16,744
of which customer deposits	388,995	SFr 389,905	383,783
Bank
Deposits
of which due to banks	18,018		16,742
of which customer deposits	SFr 390,093		SFr 384,950